Fair value measurement:	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair value measurement
Fair value measurement:
13.	Fair value measurement:

The following table provides the valuation hierarchy classification of assets and liabilities that are recorded at fair value and measured on a recurring basis in the combined balance sheets:

	September 30, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Investments subject to significant influence	5,882	—	—	7,044	—	—
Other investments	1,621	—	—	1,802	—	—
Total financial assets	$7,503	$—	$—	$8,846	$—	$—
Financial liabilities:
Convertible notes	—	—	—	—	—	54,975
Deferred consideration payable	—	—	—	—	—	26,562
Total financial liabilities	$—	$—	$—	$—	$—	$81,537

The Ivanhoe Electric Series 1 and Series 2 Convertible Notes were converted into common stock of the Company on June 30, 2022 (Note 8(a)).

26.	Fair value measurement:

The following table provides the valuation hierarchy classification of assets and liabilities that are recorded at fair value and measured on a recurring basis in the combined balance sheets:

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Investments subject to significant influence	7,044	—	—	6,707	—	—
Other investments	1,802	—	—	1,196	—	—
Total financial assets	$8,846	$—	$—	$7,903	$—	$—
Financial liabilities:
Ivanhoe Electric convertible notes	—	—	54,975	—	—	—
Deferred consideration payable	—	—	26,562	—	—	—
Total financial liabilities	$—	$—	$81,537	$—	$—	$—

The only movement of level three instruments during the year ended December 31, 2021 was the issuance and change in fair value of the Ivanhoe Electric convertible debt and the change in deferred consideration payable.